Portfolio of Investments
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 9.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 9.5%
AbbVie, Inc.
05/14/2025	3.600%	500,000	536,724
American Tower Corp.
08/15/2029	3.800%	400,000	439,773
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	256,801
AT&T, Inc.
06/30/2022	3.000%	250,000	253,023
02/01/2028	1.650%	250,000	243,757
Broadcom, Inc.(a)
04/15/2034	3.469%	263,000	270,914
11/15/2035	3.137%	237,000	233,430
Capital One Financial Corp.
01/30/2023	3.200%	500,000	515,214
Carrier Global Corp.
02/15/2027	2.493%	300,000	308,532
Cigna Corp.
10/15/2027	3.050%	250,000	266,539
10/15/2028	4.375%	250,000	286,554
ConAgra Foods, Inc.
01/25/2023	3.200%	232,000	237,758
Crown Castle International Corp.
02/15/2028	3.800%	300,000	328,838
CVS Health Corp.
03/09/2023	3.700%	35,000	36,367
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	536,513
Kellogg Co.
12/01/2023	2.650%	300,000	311,516
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	467,559
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	499,766
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	333,129
Verizon Communications, Inc.
09/21/2028	4.329%	250,000	285,362
Total			6,648,069
Total Corporate Bonds & Notes (Cost $6,468,084)			6,648,069

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	0.030%	150,000	150,000
New York 0.5%
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.030%	300,000	300,000
Total Floating Rate Notes (Cost $450,000)			450,000

Municipal Bonds 88.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	596,302
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	285,700
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	282,300
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	237,162
Total			1,401,464
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	300,000	326,377
Columbia U.S. Social Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Union High School District No. 205
Unlimited General Obligation Bonds
Series 2021A (AGM)
07/01/2034	4.000%	200,000	243,223
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	111,502
02/15/2046	5.000%	210,000	231,441
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	289,815
Total			1,202,358
California 6.1%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	630,831
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	297,505	342,862
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	356,793
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	283,742
California School Finance Authority(a)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	50,000	58,325
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	450,000	507,277
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	272,665
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	287,249
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	469,357
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	155,000	175,133
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	318,460
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2027	5.000%	100,000	123,753
State of California
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2037	4.000%	400,000	477,193
Total			4,303,640
Colorado 3.3%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	288,665
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	717,511
Regional Transportation District
Refunding Revenue Bonds
Denver Transit Partners
Series 2020
07/15/2035	4.000%	250,000	295,390
Regional Transportation District Sales Tax
Refunding Revenue Bonds
FasTracks Project Green Bonds
Series 2021
11/01/2039	4.000%	400,000	473,814
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	150,419

2	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
12/15/2040	4.000%	300,000	357,539
Total			2,283,338
Connecticut 1.3%
State of Connecticut
Revenue Bonds
Series 2021A
05/01/2032	5.000%	400,000	527,684
Unlimited General Obligation Bonds
Forward Delivery Social Bonds
Series 2021
07/15/2027	5.000%	300,000	369,541
Total			897,225
District of Columbia 1.3%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	279,755
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	625,755
Total			905,510
Florida 4.2%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	502,012
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	279,329
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	571,278
Revenue Bonds
Subordinated Series 2021
10/01/2038	4.000%	250,000	294,045
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	106,284
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	595,706
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	321,640
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	294,179
Total			2,964,473
Georgia 1.1%
Cedartown Polk County Hospital Authority
Prerefunded 07/01/26 Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	298,643
Forsyth County School District
Unlimited General Obligation Bonds
Series 2020
02/01/2030	5.000%	350,000	458,121
Total			756,764
Idaho 1.1%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	289,215
Idaho Housing & Finance Association
Refunding Revenue Bonds
Series 2021A
07/15/2034	5.000%	250,000	326,594
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	160,000	168,197
Total			784,006
Illinois 4.7%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	394,657
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	342,524

Columbia U.S. Social Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	357,298
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	701,476
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	115,313
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	283,573
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	300,000	343,574
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	176,153
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	599,921
Total			3,314,489
Indiana 2.7%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	612,742
Indiana Finance Authority
Refunding Revenue Bonds
First Lien - CWA Authority Project
Series 2021
10/01/2035	4.000%	250,000	304,051
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	436,569
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	265,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	296,018
Total			1,914,933
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	410,624
Louisiana 3.9%
City of New Orleans Sewerage Service
Revenue Bonds
Series 2020B (AGM)
06/01/2035	4.000%	150,000	175,176
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	481,829
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	374,950
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	362,599
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	237,687
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	475,167
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	600,920
Total			2,708,328
Maine 0.8%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	261,429

4	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
11/15/2038	3.750%	250,000	263,712
Total			525,141
Maryland 2.9%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	335,951
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	516,396
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	347,005
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	269,137
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	570,484
Total			2,038,973
Massachusetts 2.0%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	357,932
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	281,717
Series 2017
07/01/2028	5.000%	200,000	240,978
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	538,375
Total			1,419,002
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 2.5%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2035	5.000%	150,000	183,814
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	478,575
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	287,653
Series 2015 (BAM)
07/01/2033	5.000%	250,000	287,849
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	542,988
Total			1,780,879
Minnesota 0.7%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	256,521
St. Cloud Housing & Redevelopment Authority(d)
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	0.000%	240,000	204,000
Total			460,521
Mississippi 1.7%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	291,649
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	340,818

Columbia U.S. Social Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Rankin Utility Authority
Prerefunded 01/01/25 Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	571,359
Total			1,203,826
Missouri 0.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	466,421
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	40,000	41,140
Total			507,561
Nevada 1.4%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	296,397
Clark County School District
Limited General Obligation Bonds
Series 2020B (BAM)
06/15/2031	5.000%	335,000	433,823
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	274,623
Total			1,004,843
New Hampshire 1.2%
New Hampshire Business Finance Authority(a),(e)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	145,000	152,187
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	195,214	230,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	486,269
Total			869,051
New Jersey 1.6%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	608,911
New Jersey Housing & Mortgage Finance Agency(e)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	323,099
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	198,536
Total			1,130,546
New York 6.4%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2031	4.000%	100,000	112,995
Series 2015
07/01/2028	5.000%	250,000	284,314
Build NYC Resource Corp.(a)
Revenue Bonds
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2051	5.000%	200,000	221,841
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	529,782
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	325,315
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2037	4.000%	200,000	239,899

6	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	287,096
Series 2020C-1
11/15/2050	5.000%	150,000	178,250
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	580,321
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	393,260
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	361,768
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	320,793
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	357,770
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	263,913
Total			4,457,317
North Carolina 2.1%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2034	5.000%	200,000	260,261
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	300,791
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	360,334
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	495,000	515,198
Total			1,436,584
North Dakota 0.0%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Finance
Series 2017
07/01/2034	3.700%	25,000	25,000
Ohio 2.2%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	288,818
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	295,883
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	483,433
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	446,082
Total			1,514,216
Oregon 0.7%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	495,827
Pennsylvania 6.0%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	379,036
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	231,662
06/15/2040	4.000%	250,000	287,765

Columbia U.S. Social Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	349,025
Pennsylvania Higher Education Assistance Agency(e)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	250,000	297,557
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	200,000	229,397
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	616,743
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	286,471
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	553,368
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	122,320
School District of Philadelphia (The)(f)
Limited General Obligation Bonds
Series 2021A
09/01/2035	5.000%	300,000	384,601
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	272,416
Series 2017E (BAM)
12/01/2035	5.000%	150,000	179,401
Total			4,189,762
Puerto Rico 1.2%
Puerto Rico Housing Finance Authority(g)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	832,232
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 2.1%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	364,690
Rhode Island Housing & Mortgage Finance Corp.(e)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	263,022
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	526,084
Rhode Island Student Loan Authority(e)
Revenue Bonds
Student Loan Program
Series 2019A
12/01/2027	5.000%	250,000	302,353
Total			1,456,149
Tennessee 1.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	605,635
New Memphis Arena Public Building Authority(h)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	300,000	242,194
Total			847,829
Texas 6.8%
Alamo Community College District
Limited General Obligation Bonds
Series 2021
08/15/2039	4.000%	400,000	474,056
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	289,999
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	337,598

8	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carrollton-Farmers Branch Independent School District
Unlimited General Obligation Bonds
Dallas and Denton Counties
Series 2021
02/15/2030	5.000%	400,000	520,650
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas, Inc.
Series 2021
08/15/2031	5.000%	300,000	392,686
Collin County Community College District
Limited General Obligation Bonds
Series 2018
08/15/2025	5.000%	410,000	478,793
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	581,064
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2021
02/15/2032	4.000%	350,000	428,819
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2035	4.000%	500,000	597,089
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	286,164
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	115,849
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	282,355
Total			4,785,122
Utah 0.7%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	502,778
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 2.1%
County of Arlington
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2023	5.000%	450,000	488,243
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	428,326
Series 2020E
07/01/2040	2.300%	585,000	580,878
Total			1,497,447
Washington 3.9%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	274,533
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	440,936
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	220,342
North Thurston Public Schools
Unlimited General Obligation Bonds
Series 2020
12/01/2035	4.000%	500,000	599,675
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	320,892
State of Washington
Unlimited General Obligation Bonds
Series 2019
08/01/2044	5.000%	400,000	498,955
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	356,630
Total			2,711,963

Columbia U.S. Social Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 1.5%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	594,703
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	470,391
Total			1,065,094
Wisconsin 1.5%
Public Finance Authority
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	300,000	325,274
University of Wisconsin Hospitals & Clinics(f)
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	250,000	285,750
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	101,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	307,276
Total			1,020,250
Wyoming 0.7%
University of Wyoming
Revenue Bonds
Series 2021C (AGM)
06/01/2041	4.000%	400,000	471,321
Total Municipal Bonds (Cost $59,049,400)			62,096,386

Money Market Funds 0.4%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	301,621	301,621
Total Money Market Funds (Cost $301,621)		301,621
Total Investments in Securities (Cost $66,269,105)		69,496,076
Other Assets & Liabilities, Net		594,660
Net Assets		$70,090,736

At October 31, 2021, securities and/or cash totaling $11,200 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $2,634,059, which represents 3.76% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2021, the total value of these securities amounted to $204,000, which represents 0.29% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2021, the total value of these securities amounted to $832,232, which represents 1.19% of total net assets.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2021.
10	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2021 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Social Bond Fund | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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